UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [ ];  Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Richmond Hill Investments, LLC
         ----------------------------------------
Address: 375 Hudson Street
         ----------------------------------------
         NEW YORK, NEW YORK 10014
         ----------------------------------------

Form 13F File Number: 028-14330

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  John Liu
Title: Managing Partner
Phone: (212) 989-2700

Signature, Place, and Date of Signing:

/s/ JOHN LIU               New York, New York          May 15, 2013
------------------------   -------------------------   ---------------------
[Signature]                [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0
                                           -----------

Form 13F Information Table Entry Total:             14
                                           -----------

Form 13F Information Table Value Total:        174,561
                                           -----------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                           FORM 13F INFORMATION TABLE

          COLUMN 1                 COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6   COLUMN 7         COLUMN 8
----------------------------- --------------- ----------- -------- -------------------  ----------  -------- -----------------------
                                  Title of                    Value   Shares or Sh/ Put/  Investment  Other      Voting Authority
       Name of Issuer               Class      CUSIP        (x$1000)  Prn Amt  Prn Call  Discretion  Manager  Sole    Shared    None
----------------------------- --------------- ----------- -------- -------------------  ----------  -------- -------- --------- ----
ALLIED NEVADA GOLD CORP       COM              019344 10 0   2959     179747   SH       Sole        N/A       179747
AMERICAN INTL GROUP INC       *W EXP 01/19/202 026874 15 6   3325     218762   SH       Sole        N/A       218762
AMERICAN INTL GROUP INC       COM NEW          026874 78 4  22192     571664   SH       Sole        N/A       571664
CIT GROUP INC                 COM NEW          125581 80 1  20381     468753   SH       Sole        N/A       468753
CONSTELLATION ENERGY PRTNR L  COM UNIT LLC B   21038E 10 1   2739    1592506   SH       Sole        N/A      1592506
GLOBAL INDEMNITY PLC          SHS              G39319 10 1  32481    1400038   SH       Sole        N/A      1400038
JAGUAR MNG INC                COM              47009M 10 3     39      66040   SH       Sole        N/A        66040
OAKTREE CAP GROUP LLC         UNIT             674001 20 1  22591     442785   SH       Sole        N/A       442785
PACIFIC DRILLING SA LUXEMBOU  REG SHS          L7257P 10 6  20129    1993007   SH       Sole        N/A      1993007
VISTEON CORP                  COM              92839U 20 6  11829     205012   SH       Sole        N/A       205012
WILLIS GROUP HOLDINGS PUBLI   SHS              G96666 10 5  13849     350692   SH       Sole        N/A       350692
SLM CORPORATION               REG SHS          L7257P 10 6   8211     400950   SH       Sole        N/A       400950
GENCORP INC.                  COM              368682 10 0  11887     893732   SH       Sole        N/A       893732
SPDR S&P 500 ETF TR           PUT              78462F 95 3   1948        656   SH       Sole        N/A          656